Insurance-related accounts (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure of types of insurance contracts [abstract]
Summary of Policyholder's account in the life insurance business
Policyholders’ account in the life insurance business is comprised of the following:

	Yen in millions
	March 31
	2022	2023
Universal life insurance	3,278,148	3,348,137
Investment contracts	1,393,257	1,715,921
Other	119,890	84,521

Total	4,791,295	5,148,579

Summary of liability for the minimum guarantee benefit

	Yen in millions
	March 31, 2022
	Individual variable annuity contracts	Variable life insurance contracts	Total
Policyholders’ account value	467,924	1,686,488	2,154,412
Net amount at risk	58,961	6,361,770	6,420,731
Liability for minimum guarantee benefit	37,382	63,392	100,774

	Age
	March 31, 2022
	Individual variable annuity contracts	Variable life insurance contracts
Average attained age	63	45

	Yen in millions
	March 31, 2023
	Individual variable annuity contracts	Variable life insurance contracts	Total
Policyholders’ account value	419,628	1,778,451	2,198,079
Net amount at risk	78,322	7,727,061	7,805,383
Liability for minimum guarantee benefit	41,214	76,012	117,226

	Age
	March 31, 2023
	Individual variable annuity contracts	Variable life insurance contracts
Average attained age	64	45

Summary of changes in insurance contract liabilities
The changes in insurance contract liabilities are as follows:

	Yen in millions
	Future insurance policy benefits and other	Policyholders’ account in the life insurance business	Total
Balance as of April 1, 2021	6,749,450	4,328,894	11,078,344

Current portion *1	134,865	—	134,865
Non-current portion	6,614,585	4,328,894	10,943,479

Net premiums	813,856	468,299	1,282,155
Insurance liabilities released	(539,586)	(251,169)	(790,755)
Unwind of discount and actuarial items *2	149,869	201,797	351,666
Changes in valuation of expected future benefits	(11,144)	946	(10,198)
Shadow accounting adjustments	(15,692)	(3,169)	(18,861)
Other	(65,198)	29,328	(35,870)
Currency exchange rate fluctuations	110,485	16,369	126,854

Balance as of March 31, 2022	7,192,040	4,791,295	11,983,335

Current portion *1	153,006	—	153,006
Non-current portion	7,039,034	4,791,295	11,830,329

Net premiums	821,226	594,239	1,415,465
Insurance liabilities released	(778,728)	(261,212)	(1,039,940)
Unwind of discount and actuarial items *2	151,058	(31,604)	119,454
Changes in valuation of expected future benefits	7,378	12,142	19,520
Shadow accounting adjustments	2,083	(4,694)	(2,611)
Other	(76,745)	38,177	(38,568)
Currency exchange rate fluctuations	108,200	10,236	118,436

Balance as of March 31, 2023	7,426,512	5,148,579	12,575,091

Current portion *1	162,091	—	162,091
Non-current portion	7,264,421	5,148,579	12,413,000

*1	The current portion of future insurance policy benefits and other is included in other current liabilities in the consolidated statements of financial position.

*2	Mainly includes interests credited to reserves, expenses and mortality charges.

Summary of changes in deferred insurance acquisition costs
The changes in deferred insurance acquisition costs are as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023
Balance at beginning of the fiscal year	631,231	683,836

Current portion*	7,245	7,310
Non-current portion	623,986	676,526

New deferred insurance acquisition costs	109,320	110,108
Amortization amount for current period	(69,237)	(84,523)
Shadow accounting adjustments	4,505	20,604
Currency exchange rate fluctuations	8,017	7,988

Balance at end of the fiscal year	683,836	738,013

Current portion*	7,310	7,149
Non-current portion	676,526	730,864

*	The current portion of deferred insurance acquisition costs is included in other current assets in the consolidated statements of financial position.

Summary of significant assumption
The significant assumptions and the ranges used to measure the insurance contract liabilities as of March 31, 2022 and 2023 are as follows:

	Fiscal year ended March 31
	2022	2023
Discount rate	(0.075%)-6.25%	(0.115%)-6.25%

Summary of impact of assumption change

	Yen in millions
	Fiscal year ended March 31
	2022	2023
Impact on gains (losses)	6,643	15,640
Changes in economic assumptions	7,091	15,378
Changes in non-economic assumptions	(448)	262
Impact on capital	18,087	31,244
Changes in economic assumptions	16,874	30,858
Changes in non-economic assumptions	1,213	386

Summary of insurance related accounts measured at fair value
The fair value of future insurance policy benefits and policyholders’ account in the life insurance business as of March 31, 2022 and 2023 is as follows:

	Yen in millions
	Fair value	Presentation in the consolidated statements of financial position
		Future insurance policy benefits and other	Policyholders’ account in the life insurance business
March 31, 2022	507,699	37,382	470,317
March 31, 2023	462,684	41,214	421,470

Summary of significant unobservable inputs
The valuation techniques, significant unobservable inputs, and the ranges used to measure the fair value of the future insurance policy benefits and policyholders’ account in the life insurance business as of March 31, 2022 and 2023 are as follows:

Valuation techniques	Significant unobservable inputs	Range
		March 31, 2022	March 31, 2023
Present value of future expected cash flows	Credit spread*	47.5bp	83.6bp
	Mortality rates	0.003% - 35.693%	0.003% - 37.438%
	Lapse rates	0% - 7.500%	0% - 7.500%
* bp = basis point

Summary of changes in fair value of future insurance policy
The changes in fair value of future insurance policy benefits and policyholders’ account in the life insurance business measured at fair value for the fiscal years ended March 31, 2022 and 2023 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2022	2023
Balance at beginning of the fiscal year	536,189	507,699

Total (gains) losses *1 :
Included in net income *2	830	(11,740)
Included in other comprehensive income *3	(797)	(2,380)
Issuances	—	—
Settlements	(28,523)	(30,895)

Balance at end of the fiscal year	507,699	462,684

Changes in unrealized gains (losses) relating to future insurance policy benefits and policyholders’ account in the life insurance business still held as of the end of the reporting period included in net income *2	(13,638)	(501)

*1	Gains presented as negative and losses presented as positive.

*2	Included in financial services revenue and financial services expense s in the consolidated statements of income.

*3	Included in insurance contract valuation adjustments in the consolidated statements of comprehensive income.

Summary of changing the underlying assumptions of MCEV

		March 31, 2022
Assumption	Changes in assumptions, etc.	Yen in millions		Rate of change
		MCEV	Change in amount
Base	No change	2,066,357	—	—
Interest rates*	50bp decrease	2,107,521	41,164	1.99%
	50bp increase	2,004,841	(61,516)	(2.98%)
Stock / Real estate market value	10% decrease	2,049,089	(17,268)	(0.84%)
Maintenance expenses	10% decrease	2,097,153	30,796	1.49%
Lapse and surrender rate	10% decrease	2,083,260	16,903	0.82%
Mortality rates (death protection)	5% decrease	2,136,304	69,948	3.39%
Mortality rates (third sector / annuity products)	5% decrease	2,052,870	(13,487)	(0.65%)
Morbidity rates	5% decrease	2,136,413	70,057	3.39%
Foreign exchange rates	10% appreciation of the Yen	2,051,249	(15,108)	(0.73%)
* bp = basis point

		March 31, 2023
Assumption	Changes in assumptions, etc.	Yen in millions		Rate of change
		MCEV	Change in amount
Base	No change	2,121,135	—	—
Interest rates*	50bp decrease	2,244,971	123,836	5.84%
	50bp increase	1,990,132	(131,003)	(6.18%)
Stock / Real estate market value	10% decrease	2,103,460	(17,675)	(0.83	% )
Maintenance expenses	10% decrease	2,158,765	37,630	1.77%
Lapse and surrender rate	10% decrease	2,182,037	60,902	2.87%
Mortality rates (death protection)	5% decrease	2,191,177	70,042	3.30%
Mortality rates (third sector / annuity products)	5% decrease	2,110,640	(10,495)	(0.49%)
Morbidity rates	5% decrease	2,184,127	62,992	2.97%
Foreign exchange rates	10% appreciation of the Yen	2,118,499	(2,636)	(0.12%)
* bp = basis point

Summary of the remaining undiscounted net cash flows
The following table summarizes the estimated timing of the remaining undiscounted net cash flows from insurance contract liabilities and the contractual timing of the remaining undiscounted cash flows arising from securities held in the insurance business as of March 31, 2022 and 2023. The cash flows of insurance liabilities are based on assumptions regarding morbidity rates, mortality rates, and lapse rates, which are consistent with the estimates used for the carrying amounts.

	Yen in millions
	March 31, 2022
	Total	Indefinite Terms	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Insurance contract liabilities	25,561,549	—	165,028	155,586	198,370	234,987	263,679	24,543,899
Securities held in the insurance business	18,536,483	2,008,071	656,948	223,111	348,527	335,791	311,466	14,652,569

	Yen in millions
	March 31, 2023
	Total	Indefinite Terms	Within 1 year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	More than 5 years
Insurance contract liabilities	27,737,139	—	165,746	153,881	198,154	224,698	263,708	26,730,952
Securities held in the insurance business	19,640,244	2,408,401	636,352	367,283	345,113	322,176	428,997	15,131,922